S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 25, 2025
Caedryn Acquisition Sponsor [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Caedryn Acquisition Sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Principal Shareholders
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	82.60%
Ms. Mi (Miriam) Zhou [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mi (Miriam) Zhou
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Directors and Executive Officers
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%